OTHER BALANCE SHEET SUPPLEMENTALS	12 Months Ended
Dec. 31, 2014
OTHER BALANCE SHEETS SUPPLEMENTAL [Abstract]
OTHER BALANCE SHEETS SUPPLEMENTAL

NOTE 10 -  OTHER BALANCE SHEETS SUPPLEMENTALS

  Other accounts receivable and prepaid expenses:
	December 31,
	2014	2013 (*)

Deferred tax asset	$1,694	$1,589
Government authorities	1,568	1,154
Prepaid expenses	971	498
Amounts due from related parties	-	5
Other	65	68

	$4,298	$3,314

(*)	Excluding held for sale assets at December 31, 2013
  Other account payable and accrued expenses:
	December 31,
	2014	2013 (*)

Employees and payroll accruals	$2,149	$3,077
Accrued expenses	535	732
Government authorities	428	483
Advances from customers	741	840
Warranty provision	251	229
Accrued royalties	368	336
Deferred tax liability	592	40
Forward transactions	463	-
Other accrued expenses	124	78

	$5,651	$5,815

(*)	Excluding held for sale assets at December 31, 2013